SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of consolidation

The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”); include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries and variable interest entities. Intercompany balances, transactions and cash flows are eliminated on consolidation.

Reverse Stock Split Policy [Text Block]

Reverse Stock Split

On June 26, 2018, the Company's Shareholders and the Board of Directors approved a reverse stock split pursuant to which all classes of our issued and outstanding shares of common stock at the close of business on such date were combined and reconstituted into a smaller number of shares of common stock in a ratio of 1 share of common stock for every 10 shares of common stock ("1-for-10 reverse stock split"). The 1-for-10 reverse stock split was effective as of close of business on July 10, 2018 and the Company's stock began trading on a split-adjusted basis on July 11, 2018.

On the exchange date, the reverse stock split reduced the number of outstanding shares to approximately 2.7 million ordinary shares, subject to additional shares being issued for fractional shares and preservation of round lots. Proportional adjustments have been made to the conversion and exercise prices of the Company's outstanding common stock, treasury stock, warrants, restricted stock awards, and stock options, and to the number of shares issued and issuable under the Company's Stock Incentive Plan. Upon the effectiveness of the 1-for-10 reverse stock split, each ten shares of the Company's issued common stock were automatically combined and converted into one issued share of common stock, no par value. The Company did not issue any fractional shares in connection with the reverse stock split. Instead, fractional share interests were rounded up to the next largest whole share. The reverse split also preserved round lots of 100 shares, meaning that if the reverse split resulted in a shareholder holding less than 100 shares, the Company would issue, at no cost, additional shares to increase the holding to a full 100 shares. The reverse stock split does not modify the rights or preferences of the common stock. The number of authorized shares of the Company's common stock remained at 60 million shares and no par value.

The accompanying consolidated financial statements and footnotes have been retroactively adjusted to reflect the effects of the 1-for-10 reverse stock split.

Liquidity and Going Concern Disclosure [Policy Text Block]

Liquidity and Going Concern

The Company incurred net losses of RMB152,790,  RMB65,653 and RMB102,842 in the years ended September 30, 2018, 2019 and 2020, respectively. Working capital deficit was RMB178,580 and RMB112,542 as of September 30, 2019 and 2020, respectively. Accumulated deficit was RMB473,843 and RMB559,104 as of September 30, 2019 and 2020, respectively. These factors raise substantial doubts about the Company's ability to continue as a going concern.

On May 17, 2019, the Company entered into a Cooperation Framework Agreement with Beijing Changping Technology Innodevelop Group (BC-TID), an entity owned by the government of Changping District of Beijing City. Under this agreement, BC-TID and the Company planned to have a joint venture entity, which is 51% and 49% owned by BC-TID and the Company, respectively. Both parties decided to use Beijing Origin as the joint venture entity. Based on the agreement, Beijing Origin would contribute the headquarters building in Beijing and certain of its seed technology assets related to genetically modified seeds to the joint venture entity. The Company would transfer out all of Beijing Origin’s other assets. BC-TID would fund the joint venture by injecting into Beijing Origin a total of RMB204 million in cash. Also agreed under this agreement, Beijing Origin would pay off the bank loan of RMB78 million, which is collateralized by the Company’s headquarters building in Beijing, upon receiving the RMB204 million investment from BC-TID.

Since the Cooperation Framework Agreement was signed, both parties have been actively involved to complete the formation of joint venture. However, the process has taken longer than originally expected mainly due to the complicated tax related issues with Beijing Origin’s headquarters building and the government approval process.  As of February 1, 2021, BC-TID has injected into Beijing Origin a total of RMB137.7 million ($20.2 million) as a loan to Beijing Origin based on the agreement. Currently, the agreement is being finally approved the government officials. The cash amount received by Beijing Origin was used to repay the bank loan collateralizedby the headquarters building and provide working capital. According to the agreement, RMB137.7 million cash currently booked as long-term debt is an interest-free loan and will be converted to the equity for the joint venture when the JV is formed. Also according to the agreement, the Company leases the headquarters building to BC-TID.

As of January 31, 2021, the Company has raised a total of $4.98 million through equity financing under an at-the-market arrangement. A total of 499,440 ordinary shares were issued for this equity financing. Sales of the ordinary shares commenced in May 2020 and terminated in January 2021, when the maximum amount under the at-the-market arrangement was met.

Besides the aforementioned cash inflows, the Company is also seeking funds from other resources including but not limited to licensing its core seed traits to its customers, applying for more government grants for research and development activities, pursuing other capital investment from investors and selling certain company assets. The Company consistently reviews its working capital requirements and has also taken steps to reduce expenses.

Despite the Company’s effort to obtain additional funding and reduce operating costs, there is no assurance that the Company’s plans and actions will be successful. In addition, there can be no assurance that in the event additional sources of funds are needed they will be available on acceptable terms, if at all. The accompanying financial statements do not include any adjustments that might be necessary should we be unable to continue as a going concern.

Convenience Translation [Policy Text Block]

Convenience translation into United States dollars

The consolidated financial statements are reported in Renminbi. The translation of Renminbi amounts into United States dollar amounts has been made for the convenience of the reader and has been made at the exchange rate quoted by the middle rate by the State Administration of Foreign Exchange in China on September 30, 2020 of RMB 6.8101 to US $1.00. Such translation amounts should not be construed as representations that the Renminbi amounts could be readily converted into United States dollar amounts at that rate or any other rate.

Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company’s consolidated financial statements include inventory valuation, collectability evaluation of accounts receivables and due from related parties, useful lives of plant and equipment and acquired intangible assets, the valuation allowance for deferred income tax assets, valuation of long-lived assets and share-based compensation expense. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash accounts, interest bearing savings accounts, time certificates of deposit and debt securities with a maturities of three months or less when purchased.

Inventory, Policy [Policy Text Block]

Inventories

Inventories are stated at the lower of cost, determined by weighted-average method, or net realizable value. Work-in-progress and finished goods inventories consist of raw materials, direct labor and overhead associated with the manufacturing process. Parent seed represents the seeds that are used for research and development activities.

The Company periodically performs an analysis of inventory to determine obsolete or slow-moving inventory and determine if its cost exceeds the estimated market value. Write down of potentially obsolete or slow-moving inventory are recorded based on management’s analysis of inventory levels.

Land Use Rights [Policy Text Block]

Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the term of the land use right agreements on a straight-line basis for the beneficial period, which is 50 years.

Property, Plant and Equipment, Policy [Policy Text Block]

Plant and equipment, net

Plant and equipment are recorded at cost less accumulated depreciation and amortization. Maintenance and repairs are charged to expense as incurred. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Plant and building	20‑40 years
Machinery and equipment	10‑15 years
Furniture and office equipment	5‑8 years
Motor vehicles	5‑10 years
Leasehold improvements	Shorter of the useful lives or the lease term

The Company constructs certain of its facilities. In addition to costs under construction contracts, external costs directly related to the construction of such facilities, including duty and tariff, and equipment installation and shipping costs, are capitalized. Depreciation is recorded at the time assets are placed in service.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]

Acquired intangible assets, net

Acquired intangible assets primarily consist of purchased technology rights and distribution network and are stated at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful lives of these assets and recorded in operating expenses. Amortization is calculated on a straight-line basis over the following estimated useful lives for the main acquired intangible assets:

Technology rights for licensed seeds	3‑20 years
Distribution network	6‑14 years
Trademark	Indefinite

Trademarks, which have indefinite lives are not amortized but are reviewed for impairment at least annually, at year end date, or earlier upon the occurrence of certain triggering events. The Company has performed an impairment analysis on the acquired intangible assets in Beijing Origin and recorded no impairment provision during the year ended September 30, 2020.

Lease, Policy [Policy Text Block]

Leases

The Company adopted ASU No. 2016-02 (“ASU 2016-02”) as of October 1, 2019, using a modified retrospective method. The Company leases certain office space and equipment from third-parties. Leases with an initial term of 12 months or less are not recorded on the balance sheet and lease expense is recognized on a straight-line basis over the lease term. For leases beginning in 2019 and later, at the inception of a contract management assesses whether the contract is, or contains, a lease. The assessment is based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the right to substantially all the economic benefit from the use of the asset throughout the period is obtained, and (3) whether the Company has the right to direct the use of the asset. At the inception of a lease, management allocates the consideration in the contract to each lease component based on its relative stand-alone price to determine the lease payments. Leases entered into prior to October 1, 2019, are accounted for under ASC 840, Leases (“ASC 840”) and were not reassessed. The Company accounts for lease components (e.g., fixed payments including rent, real estate taxes and insurance costs) separately from the nonlease components (e.g., common-area maintenance costs).

Most leases include one or more options to renew, with renewal terms that can extend the lease term from one year or more. The exercise of lease renewal options is at the Company’s sole discretion. Renewal periods are included in the lease term only when renewal is reasonably certain, which is a high threshold and requires management to apply judgment to determine the appropriate lease term. The Company’s leases do not include options to purchase the leased property. The depreciable life of assets and leasehold improvements are limited by the expected lease term. Certain lease agreements include rental payments adjusted periodically for inflation. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. All of the Company’s leases are classified as operating leases. The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a term of 12 months or less. The effect of short-term leases and initial direct costs on our right-of-use asset and lease liability was not material.

ASC 842 requires the Company to make certain assumptions and judgments in applying the guidance, including determining whether an arrangement includes a lease, determining the term of a lease when the contract has renewal or cancellation provisions, and determining the discount rate.

As the rate implicit in the lease is not usually available, the Company used an incremental borrowing rate based on the information available at the adoption date of ASC 842 in determining the present value of lease payments for existing leases. The Company will use information available at the lease commencement date to determine the discount rate for any new leases.

The Company leases certain office space to third-parties. An operating lease is neither a sale nor financing of an asset. The Company keeps the asset underlying the lease on its balance sheet and continue to depreciate the asset based on its estimated useful life. Rental revenue should be recognized on a straight-line basis (or another systematic basis if that basis is more representative of the pattern in which income is earned from the underlying asset over the term of the respective lease). A lessor should record an unbilled rent receivable, which is the amount by which straight-line rental revenue exceeds rents currently billed in accordance with the lease.

Investment, Policy [Policy Text Block]

Long-term investments

Beginning on October 1, 2018, we accounted for our equity investment under the measurement alternative upon the adoption of the FASB issued Accounting Standards Update ("ASU") No. 2016-01 ("Non-marketable Equity Investments").

We utilize the measurement alternative for equity investments that do not have readily determinable fair values and measure these investments at cost less impairment plus or minus observable price changes in orderly transactions for an identical or similar investment of the same issuer.

We classify our investments as non-current assets on the consolidated balance sheets as those investments do not have stated contractual maturity dates.

We periodically review our equity investments for impairment. We consider impairment indicators such as negative changes in industry and market conditions, financial performance, business prospects, and other relevant events and factors. If indicators exist and the fair value of the security is below the carrying amount, we write down the security to fair value.

Valuation Of Long Lived Assets [Policy Text Block]

Valuation of long-lived asset

The Company reviews the carrying value of long-lived assets to be held and used, including other intangible assets subject to amortization, when events and circumstances warrants such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset and intangible assets. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets and intangible assets to be disposed are determined in a similar manner, except that fair market values are reduced for the cost to dispose. Impairment of RMB4,213 and RMB26,716 were recorded during the years ended September 30, 2019 and 2020, respectively.

Revenue Recognition, Policy [Policy Text Block]

Revenue recognition

The Company derives most of its revenue from hybrid corn seed.

Effective with the October 1, 2018 adoption of ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)," and the associated ASUs (collectively, "Topic 606"). The Company adopted the standard using the modified retrospective transition approach. Under this approach, the new standard applies to all new contracts initiated on and after October 1, 2018. For existing contracts that have remaining obligations as of October 1, 2018, any difference between the recognition criteria in these ASUs and the Company’s current revenue recognition practices would be recognized using a cumulative effect adjustment to the opening balance of retained earnings. The majority of the Company’s customer contracts, which may be in the form of purchase orders, contracts or purchase agreements, contain performance obligations for delivery of agreed upon goods. Delivery of all performance obligations contained within a contract with a customer typically occurs at the same time. The Company also makes accounting policy elections to 1) treat shipping and handling activities that occur after the customer obtains control of the goods as fulfillment costs and 2) exclude sales (and similar) taxes from the measurement of the transaction price.

The Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. To determine revenue recognition for the arrangements that the Company determines are within the scope of Topic 606, the Company performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Government Subsidies [Policy Text Block]

Government subsidies

A government subsidy is not recognized until there is reasonable assurance that: (a) the enterprise will comply with the conditions attached to the grant; and (b) the grant will be received.

When the Company received the government subsidies but the conditions attached to the grants have not been fulfilled, such government subsidies are deferred and recorded under other payables and accrued expenses, and other long-term liability. The reclassification of short-term or long-term liabilities is depended on the management’s expectation of when the conditions attached to the grant can be fulfilled.

The Company received several financial supports from various levels of the Chinese government. At fiscal years ended 2019 and 2020, the Company had received government subsidies of RMBnil and RMB629, respectively for research and development and other expenses of the Company. Government subsidies recognized as other income in the statement of income for the years ended September 30, 2018, 2019 and 2020, were RMB5,516,  RMB nil and RMB4,761, respectively.

Cost of Sales, Policy [Policy Text Block]

Cost of revenues

Cost of revenues consists of expenses directly related to sales, including the purchase prices and development costs for seeds and, agricultural chemical products, depreciation and amortization, impairment of inventory, shipping and handling costs, salary and compensation, supplies, license fees, and rent.

Research and Development Expense, Policy [Policy Text Block]

Research and development costs

Research and development costs relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred.

Advertising Costs, Policy [Policy Text Block]

Advertising costs

Advertising costs are expensed when incurred and included in selling and marketing expenses. For the years ended September 30, 2018, 2019 and 2020, advertising costs were RMB-nil-,  RMB589 and RMB-nil-, respectively.

Borrowing Cost [Policy Text Block]

Borrowing cost

Borrowing costs attributable directly to the acquisition, construction or production of qualifying assets which require a substantial period of time to be ready for their intended use or sale, are capitalized as part of the cost of those assets. Income earned on temporary investments of specific borrowings pending their expenditure on those assets is deducted from borrowing costs capitalized. All other borrowing costs are recognized in interest expenses in the statement of income and comprehensive income in the period in which they are incurred.

Allowance For Doubtful Account [Policy Text Block]

Allowance for doubtful account

The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: an analysis of amounts current and past due along with relevant history and facts particular to the customer. Based on the result of this analysis, the Company records an allowance for doubtful accounts of RMB2,105,  RMB nil and RMB 189 for the years ended September 30, 2018, 2019, and 2020, respectively.

Income Tax, Policy [Policy Text Block]

Income taxes

Deferred income taxes are recognized for the future tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net of operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

The Company adopted FASB ASC 740‑10. The Company’s policy on classification of all interest and penalties related to unrecognized tax benefits, if any, as a component of income tax provisions.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency translation

The functional currency of the Company excluding Agritech (Parent) and State Harvest is Renminbi. Monetary assets and liabilities denominated in currencies other than Renminbi are translated into Renminbi at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than Renminbi are converted into Renminbi at the applicable rates of exchange prevailing the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of income and comprehensive income.

The functional currency of Agritech (Parent) and State Harvest are maintained in United State dollars. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive (loss)/income. The Company has chosen Renminbi as its reporting currency.

Comprehensive Income, Policy [Policy Text Block]

Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) for the years has been disclosed within the consolidated statements of income and comprehensive income for presentational purpose of the disclosure of comprehensive income (loss) attributable to Agritech and the non-controlling interests respectively.

Earnings Per Share, Policy [Policy Text Block]

Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the years. Diluted earnings (loss) per share gives effect to all dilutive potential common shares outstanding during the years. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In computing the dilutive effect of potential common shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share-based compensation

The Company adopts FASB ASC 718‑10. ASC 718‑10 requires that share-based payment transactions with employees and nonemployees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

Fair Value Measurement, Policy [Policy Text Block]

Fair value measurement

The Company adopted FASB ASC 820‑10, and which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820‑10 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

ASC 820‑10 establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

Discontinued Operations, Policy [Policy Text Block]

Discontinued Operations

The Company reports operating results for discontinued operations separately from continuing operations to distinguish the financial impact of disposal transactions from ongoing operations. Through September 30, 2018, the Company reported discontinued operations when the operations and cash flows of a component of the Company had been eliminated or intended to be eliminated from ongoing operations. For a component to be disposed of by sale, financial results were classified as discontinued only when held for sale criteria were met. For a component to be disposed of other than by sale, financial results were not classified as discontinued until abandonment, distribution, or exchange occurred, depending on the manner of disposal. The office building in Beijing, PRC was previously planned to be sold to Beijing Shihui. However, the Company changed the original plan and decided not to sell this part of the assets. On September 21, 2018, the Company and certain subsidiaries of the Company entered into a Termination Agreement. Pursuant to this agreement, the Company will not transfer certain assets and the above-mentioned office building in Beijing to Beijing Shihui.

As the office building in Beijing no longer meets the held-for-sale criteria, this part of assets has been reclassified as held and used and the related operation results were reclassified to continuing operations for all periods presented in this report. During FY2019, the Company sold certain land use right, plant, and equipment with total net book value of RMB12,051 for cash consideration of RMB26,000. The transition of land use right and buildings were not complete due to the time taking to finish the title transfer process although those assets have been transferred to the buyers and related proceeds have been received. See Note 8 for detail of assets held for sale.

Reclassification, Comparability Adjustment [Policy Text Block]

Reclassifications

Certain prior period amounts in the accompanying consolidated financial statements have been reclassified to conform to the current year presentation. These reclassifications had no effect on previously reported net income or shareholders’ equity.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently issued accounting pronouncements

•

In June 2016, the FASB issued ASU No. 2016‑13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. Financial Instruments—Credit Losses (Topic 326) amends guideline on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities. For assets held at amortized cost basis, Topic 326 eliminates the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected. For available-for-sale debt securities, credit losses should be measured in a manner similar to current GAAP, however Topic 326 will require that credit losses be presented as an allowance rather than as a write-down. ASU No. 2016‑13 affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The amendments in this ASU will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of the adoption of ASU No. 2016‑13 on its consolidated financial statements.

The Company believes that other recent accounting pronouncement updates will not have a material effect on the Company's consolidated financial statements.